Related Party Transactions (Details) - Schedule of significant related party balances - Bluecap [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loan from:
Loan from	$ 2,695	$ 3,273	$ 1,059
Interest expense on loan from:
Interest expense on loan from	$ 438	$ 211	$ 12